UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management, Inc.

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     10/19/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              92

Form 13F Information Table Value Total:  $       92,291
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                    Common         2824100      1,009   19,313 SH       SOLE       0           0  19,313    0
Alcoa Inc                      Common         13817101       498   41,096 SH       SOLE       0           0  41,096    0
Anadarko Pete Corp             Common         32511107     1,872   32,818 SH       SOLE       0           0  32,818    0
Apache Corp                    Common         37411105     1,277   13,067 SH       SOLE       0           0  13,067    0
Apple, Inc                     Common         37833100       936    3,300 SH       SOLE       0           0   3,300    0
Arena Resources Inc            Common         40049108     1,132   35,475 SH       SOLE       0           0  35,475    0
Atwood Oceanics Inc            Common         50095108       249    8,160 SH       SOLE       0           0   8,160    0
Baker Hughes                   Common         57224107       412    9,662 SH       SOLE       0           0   9,662    0
Barrick Gold Corp              Common         67901108     1,560   33,710 SH       SOLE       0           0  33,710    0
BB&T Corp                      Common         54937107     1,045   43,388 SH       SOLE       0           0  43,388    0
BHP Billiton Ltd               SPONSORED ADR  88606108     1,318   17,267 SH       SOLE       0           0  17,267    0
BPZ Resources Inc.             Common         55639108       527  137,700 SH       SOLE       0           0 137,700    0
Bristol-Myers Squibb Co.       Common         110122108      285   10,502 SH       SOLE       0           0  10,502    0
Calpine Corp                   Common         131347304      764   61,397 SH       SOLE       0           0  61,397    0
Cameron International Corp     Common         13342B105    2,069   48,157 SH       SOLE       0           0  48,157    0
Canadian Nat Res Ltd           Common         136385101      415   12,000 SH       SOLE       0           0  12,000    0
Carrizo Oil & Co Inc           Common         144577103      287   12,000 SH       SOLE       0           0  12,000    0
Caterpillar Inc.               Common         149123101      349    4,435 SH       SOLE       0           0   4,435    0
Chevron Corp New               Common         166764100      463    5,713 SH       SOLE       0           0   5,713    0
Cimarex Energy Co              Common         171798101      511    7,725 SH       SOLE       0           0   7,725    0
Cisco Sys Inc                  Common         17275R102    1,509   68,898 SH       SOLE       0           0  68,898    0
Concho Resources Inc           Common         20605P101    1,522   23,000 SH       SOLE       0           0  23,000    0
Cooper Industries Ltd          CL A           G24182100    1,270   25,964 SH       SOLE       0           0  25,964    0
Crystallex Int'l Corp          Common         22942F101        5   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                 Common         23251P102      332   12,460 SH       SOLE       0           0  12,460    0
Deere & Co                     Common         244199105    1,884   26,997 SH       SOLE       0           0  26,997    0
Devon Energy Corp New          Common         25179M103    1,546   23,875 SH       SOLE       0           0  23,875    0
Diamond Offshore Drilling Inc  Common         25271C102    1,821   26,865 SH       SOLE       0           0  26,865    0
Duncan Energy Partners LP      COM UNITS      265026104      299    9,575 SH       SOLE       0           0   9,575    0
El Paso Pipeline Partners LP   COM UNIT LP1   283702108      436   13,600 SH       SOLE       0           0  13,600    0
EMC Corp Mass                  Common         268648102    1,164   57,291 SH       SOLE       0           0  57,291    0
Ensco International Inc        Common         26874Q100    1,610   35,982 SH       SOLE       0           0  35,982    0
Enterprise Prods Partners LP   Common         293792107    1,552   39,130 SH       SOLE       0           0  39,130    0
EOG Resources Inc              Common         26875P101    1,204   12,950 SH       SOLE       0           0  12,950    0
EQT Corporation                Common         26884L109    1,416   39,255 SH       SOLE       0           0  39,255    0
Exxon Mobil Corp               Common         30231G102    5,577   90,264 SH       SOLE       0           0  90,264    0
FLIR Systems Inc               Common         302445101      233    9,055 SH       SOLE       0           0   9,055    0
Freeport-McMoRan Copper & Gold Common         35671D857      356    4,165 SH       SOLE       0           0   4,165    0
General Electric Co            Common         369604103    1,334   82,079 SH       SOLE       0           0  82,079    0
Goldcorp Inc.                  Common         380956409      453   10,400 SH       SOLE       0           0  10,400    0
Halliburton Co                 Common         406216101      914   27,622 SH       SOLE       0           0  27,622    0
Helmerich & Payne Inc          Common         423452101      571   14,100 SH       SOLE       0           0  14,100    0
Honeywell Inc.                 Common         438516106      955   21,727 SH       SOLE       0           0  21,727    0
Int'l Business Machines        Common         459200101    1,297    9,668 SH       SOLE       0           0   9,668    0
Johnson & Johnson              Common         478160104      957   15,437 SH       SOLE       0           0  15,437    0
JP Morgan & Chase & Co         Common         46625H100      410   10,763 SH       SOLE       0           0  10,763    0
Kansas City Southern           Common         485170302      454   12,135 SH       SOLE       0           0  12,135    0
Kinder Morgan Energy Partners  UT LTD PARTNER 494550106      348    5,081 SH       SOLE       0           0   5,081    0
Kinder Morgan Management LLC   SHS            49455U100      488    8,103 SH       SOLE       0           0   8,103    0
Lockheed Martin Corp           Common         539830109    1,115   15,636 SH       SOLE       0           0  15,636    0
Magellan Midstream Partners LP COM UNIT RP LP 559080106      405    7,875 SH       SOLE       0           0   7,875    0
Main Street Capital Corp       Common         56035L104    2,862  180,097 SH       SOLE       0           0 180,097    0
Microsoft Corp                 Common         594918104    1,288   52,596 SH       SOLE       0           0  52,596    0
Molycorp Inc.                  Common         608753109    2,507   88,600 SH       SOLE       0           0  88,600    0
Murphy Oil Corp                Common         626717102      762   12,300 SH       SOLE       0           0  12,300    0
National Feul Gas Co. N J      Common         636180101      378    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc     Common         637071101    2,276   51,174 SH       SOLE       0           0  51,174    0
Newfield Exploration           Common         651290108      373    6,500 SH       SOLE       0           0   6,500    0
Newmont Mining Corp            Common         651639106    1,411   22,458 SH       SOLE       0           0  22,458    0
Noble Corporation              Common         G65422100      808   23,896 SH       SOLE       0           0  23,896    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Noble Energy Inc               Common         655044105      270    3,600 SH       SOLE       0           0   3,600    0
Novartis AG                    SPONSORED ADR  66987V109    1,020   17,694 SH       SOLE       0           0  17,694    0
NRG Energy Inc                 Common         629377508      684   32,859 SH       SOLE       0           0  32,859    0
Nvidia Corp                    Common         67066G104      524   44,810 SH       SOLE       0           0  44,810    0
Oceaneering Int'l Inc          Common         675232102      724   13,435 SH       SOLE       0           0  13,435    0
Petrohawk Energy Corp          Common         716495106    1,775  109,975 SH       SOLE       0           0 109,975    0
Petroleo Brasileiro SA Petro   ADR            71654V408    1,937   53,400 SH       SOLE       0           0  53,400    0
Plains All Amern Pipeline      Unit Ltd Partn 726503105      573    9,110 SH       SOLE       0           0   9,110    0
Plains Expl & Prodtn Co        Common         726505100      404   15,150 SH       SOLE       0           0  15,150    0
Potash Corp Sask Inc           Common         73755L107    1,622   11,259 SH       SOLE       0           0  11,259    0
Procter & Gamble Co            Common         742718109      692   11,531 SH       SOLE       0           0  11,531    0
QUALCOMM Inc                   Common         747525103      950   21,042 SH       SOLE       0           0  21,042    0
Range Resources Corp           Common         75281A109    1,696   44,465 SH       SOLE       0           0  44,465    0
Raytheon Co                    Com New        755111507      720   15,746 SH       SOLE       0           0  15,746    0
Rowan Cos Inc                  Common         779382100      900   29,631 SH       SOLE       0           0  29,631    0
Royal Dutch Shell PLC          Spons ADR A    780259206      657   10,888 SH       SOLE       0           0  10,888    0
Sandridge Energy               Common         80007P307      960      169 SH       SOLE       0           0     169    0
Schlumberger Ltd               Common         806857108    1,795   29,131 SH       SOLE       0           0  29,131    0
SM Energy Company              Common         78454L100      835   22,300 SH       SOLE       0           0  22,300    0
Smith International Inc        Common         832110100      279    7,400 SH       SOLE       0           0   7,400    0
Southern Co                    Common         842587107      530   14,234 SH       SOLE       0           0  14,234    0
Southwestern Energy Co         Common         845467109    2,040   61,000 SH       SOLE       0           0  61,000    0
State Street Corp              Common         857477103      243    6,455 SH       SOLE       0           0   6,455    0
Superior Energy Services       Common         868157108      244    9,130 SH       SOLE       0           0   9,130    0
Tidewater Inc                  Common         886423102      314    7,000 SH       SOLE       0           0   7,000    0
Transocean Ltd                 Common         G90073100    2,419   37,622 SH       SOLE       0           0  37,622    0
United Technologies Corp       Common         913017109      896   12,584 SH       SOLE       0           0  12,584    0
Vaalco Energy Inc              Common         91851C201      729  127,000 SH       SOLE       0           0 127,000    0
Veolia Environnement SA        Spons ADR      92334N103      463   17,560 SH       SOLE       0           0  17,560    0
Weatherford International Ltd  Common         G95089101      517   30,228 SH       SOLE       0           0  30,228    0
Weyerhaeuser Co                Common         962166104      880   55,807 SH       SOLE       0           0  55,807    0
Yum! Brands Inc.               Common         988498101      919   19,953 SH       SOLE       0           0  19,953    0


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